FAIR VALUE DISCLOSURES, Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 39,436	$ 35,946	$ 27,866
Difference	844	437	714
Contractual Principal	$ 38,592	$ 35,509	$ 27,152